Contingent liabilities, commitments and guarantees	6 Months Ended
Jun. 30, 2026
Contingent Liabilities, Commitments And Guarantees [Abstract]
Contingent liabilities, commitments and guarantees	Note 18: Contingent liabilities, commitments and guarantees
Contingent liabilities, commitments and guarantees arising from the banking business
At 30 June 2026 contingent liabilities, such as performance bonds and letters of credit, arising from the banking business were £3,027 million (31 December 2025: £3,009 million).
The contingent liabilities of the Group arise in the normal course of its banking business and it is not practicable to quantify their future financial effect. Total commitments and financial guarantees were £169,331 million (31
December 2025: £157,574 million), of which in respect of undrawn formal standby facilities, credit lines and other commitments to lend, £97,768 million (31 December 2025: £88,135 million) was irrevocable.
Capital commitments
Excluding commitments in respect of investment property, capital expenditure contracted but not provided for at
30 June 2026 amounted to £788 million (31 December 2025: £610 million) and related to assets to be leased to customers under operating leases. Capital expenditure in respect of investment properties which had been contracted for but not recognised in the financial statements was £382 million (31 December 2025: £312 million).
The Group’s management is confident that future net revenues and funding will be sufficient to cover these commitments.
Interchange fees
With respect to multi-lateral interchange fees (MIFs), the Group is not a party in the ongoing or threatened litigation which involves the card schemes Visa and Mastercard or any settlements of such litigation. However, the
Group is a member/licensee of Visa and Mastercard and other card schemes.
Litigation has been brought by or on behalf of retailers against both Visa and Mastercard in the English Courts, in which retailers are seeking damages on grounds that Visa and Mastercard’s MIFs breached competition law. This includes a final judgment of the Supreme Court in 2020 that certain historic interchange arrangements of
Mastercard and Visa infringed competition law and a subsequent judgment of the Competition Appeal Tribunal in
June 2025 finding that all default interchange fee rules of Mastercard and Visa (including after the Interchange Fee
Regulation) infringed competition law.
Separate litigation was brought on behalf of UK consumers in the English Courts against Mastercard (settlement of which was approved by the Competition Appeal Tribunal in the first half of 2025).
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 18: Contingent liabilities, commitments and guarantees (continued)
Any impact on the Group of the litigation against Visa and Mastercard remains uncertain at this time, such that it is not practicable for the Group to provide an estimate of any potential financial effect. Insofar as Visa is required to pay damages to retailers for interchange fees set prior to June 2016, contractual arrangements to allocate liability have been agreed between various UK banks (including the Group) and Visa Inc, as part of Visa Inc’s acquisition of
Visa Europe in 2016. These arrangements cap the maximum amount of liability to which the Group may be subject as the amount of cash consideration received by the Group in 2016 for the sale of its stake in Visa Europe.
LIBOR and other trading rates
Certain Group companies, together with other panel banks, were previously named as defendants in private lawsuits in the US in connection with their roles as panel banks contributing to the setting of US dollar, Japanese yen and Sterling London Interbank Offered Rate. Certain Group company dismissals from these lawsuits remain subject to appeal.
A Group entity is also named as a defendant in a Dutch class action, raising LIBOR manipulation allegations and one English claim relating to the alleged mis-sale of interest rate hedging products which also includes an allegation of LIBOR manipulation.
It is currently not possible to predict the scope and ultimate outcome on the Group of any private lawsuits. As such, it is not practicable to provide an estimate of any potential financial effect.
Tax authorities
The Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2020, HMRC concluded its enquiry into the matter and issued a closure notice denying the group relief claim. The Group appealed to the First Tier Tax Tribunal. The hearing took place in May 2023. In January 2025, the First Tier Tribunal concluded in favour of HMRC. The Group believes it has applied the rules correctly and that the claim for group relief is correct. Having reviewed the
Tribunal’s conclusions and having taken appropriate advice the Group has appealed to the Upper Tier Tax
Tribunal, and does not consider this to be a case where an additional tax liability will ultimately fall due. If the final determination of the matter by the judicial process is that HMRC’s position is correct, management believes that this would result in an increase in current tax liabilities of approximately £980 million (including interest) and a reduction in the Group’s deferred tax asset of approximately £270 million. Following the First Tier Tax Tribunal outcome, the tax has been paid to HMRC and recognised as a current tax asset, given the Group’s view that the tax liability will not ultimately fall due. The appeal has been listed for hearing in March 2027, however final conclusion of the judicial process may not be for several years.
There are a number of other open matters on which the Group is in discussions with HMRC (including the tax treatment of costs relating to HBOS Reading), none of which is expected to have a material impact on the financial position of the Group.
Arena and Sentinel litigation claims
The Group is facing claims brought by (i) Arena Television Limited and Arena Holdings Limited and (ii) Sentinel
Broadcast Limited, alleging breach of duty and/or mandate in connection with an external fraud. The Group is continuing to defend the claims, which are now proceeding to trial expected in October 2028. At this stage, it is not practicable to estimate the final outcome of the matter or its financial impact (if any) to the Group.
Other legal actions and regulatory matters
In addition, in the course of its business the Group is subject to other complaints and threatened or actual legal proceedings (including class or group actions) brought by or on behalf of current or former employees, customers
(including their appointed representatives), investors or other third parties, as well as legal and regulatory reviews, enquiries and examinations, requests for information, audits, challenges, investigations and enforcement actions, which could relate to a number of issues. This includes matters in relation to compliance with applicable laws and regulations, such as those relating to prudential regulation, employment, consumer protection, investment advice, business conduct, systems and controls, environmental, sustainability, competition/anti-trust, tax, anti-bribery, anti-money laundering and sanctions, some of which may be beyond the Group’s control, both in the UK and overseas. Where material, such matters are periodically reassessed, with the assistance of external professional advisers where appropriate, to determine the likelihood of the Group incurring a liability. The Group does not currently expect the final outcome of any such case to have a material adverse effect on its financial position, operations or cash flows. Where there is a contingent liability related to an existing provision the relevant disclosures are included within note 14.